REVENUES	12 Months Ended
Dec. 31, 2018
REVENUES
2. REVENUES
We adopted the New Revenue Standard on January 1, 2018 using the modified retrospective approach. The New Revenue Standard did not have an impact on the amount or timing of our revenue recognition; however, certain payments to customers were reclassified from advertising expenses to a reduction from revenues, resulting in an immaterial impact to the individual financial statement line items of our consolidated statements of income. Results for reporting periods beginning on and after January 1, 2018 are presented under the New Revenue Standard, while prior period results have not been adjusted and continue to be reported under the accounting standards in effect for those periods.
Disaggregation of Revenues
The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2018	2017(1)	2016(1)
Primary Geographical Regions:
United States	$4,126,639	$3,919,684	$3,813,204
Canada	291,685	269,603	267,220
Mexico	128,329	152,668	140,278
	$4,546,653	$4,341,955	$4,220,702
Major Product Lines:
HVAC equipment	67%	67%	66%
Other HVAC products	29%	28%	29%
Commercial refrigeration products	4%	5%	5%
	100%	100%	100%

(1)	As noted above, prior period amounts have not been adjusted under the modified retrospective method and remain as originally reported for such periods.
Practical Expedients
We generally expense sales commissions when incurred because the amortization period is one year or less. These costs are recorded within selling, general and administrative expenses. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.